Income Taxes - Additional information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Taxes [Line Items]
Effective statutory tax rate	31.00%	31.00%	31.00%	31.00%
Effective tax rate	70.30%	17.60%	42.80%	19.70%